Expense Example - Eaton Vance Greater India Fund	Dec. 31, 2024 USD ($)
Eaton Vance Greater India Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 660
Expense Example, with Redemption, 3 Years	957
Expense Example, with Redemption, 5 Years	1,275
Expense Example, with Redemption, 10 Years	2,175
Eaton Vance Greater India Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,179
Expense Example, with Redemption, 10 Years	2,335
Eaton Vance Greater India Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	$ 1,461